Inventory - Summary of Inventory (Detail) - CAD ($) $ in Thousands	Apr. 30, 2021	Apr. 30, 2020
Inventories [Abstract]
Dore	$ 889	$ 680
Work-in-process	85	185
Stockpile	49	43
Supplies	758	755
Inventory	$ 1,781	$ 1,663